Segment Information - Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Underlying earnings before tax & excl. JVs / Assoc.	€ 2,146	€ 2,200	€ 1,960
Elimination of share in earnings of joint ventures and associates	72	61	48
Dividend income	1,124	1,164	1,180
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(295)	(437)	(783)
Net fair value change on borrowings and other financial liabilities	6
Realized gains and losses on financial investments	(92)	431	327
Gains and (losses) on investments in real estate	261	193	70
Net fair value change of derivatives	(67)	(134)	(277)
Net foreign currency gains and (losses)	(2)	5	30
Realized gains and (losses) on repurchased debt	1	1	1
Other income	8	540	66
Change in valuation of liabilities for insurance contracts	(341)	(254)	(144)
Change in valuation of liabilities for investment contracts	13	(19)	(18)
Policyholder claims and benefits - Other	(9)	34	45
Commissions and expenses	(428)	256	75
Impairment (charges) reversals	(20)	(16)	(97)
Other charges	(375)	(235)	(700)
Run-off businesses	(14)	30	54
Income / (loss) before tax	751	2,534	610
Segment total [member]
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Underlying earnings before tax & excl. JVs / Assoc.	2,074	2,140	1,913
Rental income	(72)	(61)
Dividend income	30
Recovered claims and benefits	2
Income / (loss) before tax	€ 798	€ 2,580	€ 641